Non-Controlling Interests - Schedule of Non-Wholly Owned Subsidiaries of the Group which have Material Non-Controlling Interests (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Non-Wholly Owned Subsidiaries of the Group which have Material Non-Controlling Interests [Line Items]
Non-controlling interests		$ 110,237	$ 103,853	$ 174,054
Fine Cosmos Development Limited [Member]
Schedule of Non-Wholly Owned Subsidiaries of the Group which have Material Non-Controlling Interests [Line Items]
Non-controlling interests	[1]	26,839	26,602	26,942
Singapore hotel companies [Member]
Schedule of Non-Wholly Owned Subsidiaries of the Group which have Material Non-Controlling Interests [Line Items]
Non-controlling interests	[2]	75,911	70,054
Other Non-controlling Interests [Member]
Schedule of Non-Wholly Owned Subsidiaries of the Group which have Material Non-Controlling Interests [Line Items]
Non-controlling interests	[3]	$ 7,487	$ 7,197	$ 147,112

[1]	Fine Cosmos Development Limited is 50% owned by the Group for the years.
[2]	Singapore hotel companies is 51% owned by the Group for the years.
[3]	The consolidated financial statements for the year ended December 31, 2023 consisted of the combined entities and businesses under the common control of AMTD Group. Consequently, the assets and liabilities of these combined entities and businesses were subject to non-controlling interests of AMTD Digital Inc. and AMTD IDEA Group. Following the completion of the reorganization during the year ended December 31, 2024, the non-controlling interests attributable to AMTD Digital Inc. and AMTD IDEA Group were transferred to other reserves.